Note 13 - Retirement and Pension Plans (Details) - Benefit Payments Expected to Be Paid ¥ in Thousands	Mar. 31, 2015 JPY (¥)
Benefit Payments Expected to Be Paid [Abstract]
2016	¥ 74,423
2017	96,280
2018	122,307
2019	133,473
2020	152,318
2021 - 2025	1,428,531
Total	¥ 2,007,332